Note K - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	34.00%
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability		$ 1,783
Operating Loss Carryforwards, Total			$ 550
Effective Income Tax Rate Reconciliation, Percent, Total		34.00%
Unrecognized Tax Benefits, Ending Balance	$ 0		$ 0